Summary of Significant Accounting Policies (Details) - Schedule of total revenue by distribution channels - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Total Revenue by Distribution Channels [Abstract]
Total revenue	$ 169,724,346	$ 234,752,580	$ 224,758,556
Directly-operated physical stores [Member]
Schedule of Total Revenue by Distribution Channels [Abstract]
Total revenue	11,606,180	12,965,904	30,645,214
Online Stores and Other Service [Member]
Schedule of Total Revenue by Distribution Channels [Abstract]
Total revenue	20,700,011	122,150,105	111,435,341
Franchise stores and wholesale customers [Member]
Schedule of Total Revenue by Distribution Channels [Abstract]
Total revenue	$ 137,418,155	$ 99,636,571	$ 82,678,001